OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 1,948	$ 2,133
Accrued expenses	1,194	1,274
Government authorities	384	1,063
Uncertain tax positions	178	1,874
Others	289	89
Other accounts payable and accrued expenses	$ 3,993	$ 6,433